QS GROWTH FUND

Schedules of investments (unaudited)	April 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,592,685	$14,111,187
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		4,820,535	75,441,373
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		2,433,188	25,013,169
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		819,315	9,176,330
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		542,701	5,600,669
ClearBridge Global Infrastructure Income Fund, Class IS Shares		571,772	6,232,310
ClearBridge Small Cap Fund, Class IS Shares		661,650	30,693,960
Martin Currie Emerging Markets Fund, Class IS Shares		4,388,773	49,461,468
QS Global Market Neutral Fund, Class IS Shares		2,656,985	24,178,559
QS International Equity Fund, Class IS Shares		4,934,092	65,080,675
QS Strategic Real Return Fund, Class IS Shares		3,871,379	36,236,111
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,820,791	17,024,393
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		93,416	16,898,977
ClearBridge Appreciation Fund, Class IS Shares		1,525,423	35,649,135
ClearBridge International Value Fund, Class IS Shares		3,846,117	27,499,735
ClearBridge Large Cap Growth Fund, Class IS Shares		776,820	41,093,799
ClearBridge Mid Cap Fund, Class IS Shares		788,704	25,065,012
ClearBridge Small Cap Growth Fund, Class IS Shares		126,082	4,269,149
QS Global Dividend Fund, Class IS Shares		5,087,893	58,256,379
QS U.S. Large Cap Equity Fund, Class IS Shares		1,466,902	23,015,696
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		868,353	10,368,135
Western Asset High Yield Fund, Class IS Shares		2,276,819	16,256,489
Western Asset Macro Opportunities Fund, Class IS Shares		920,159	9,238,399

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $605,110,257)			625,861,109

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $2,294,364)	0.185%	2,294,364	2,294,364

TOTAL INVESTMENTS - 100.1% (Cost - $607,404,621)			628,155,473
Liabilities in Excess of Other Assets - (0.1)%			(427,243)

TOTAL NET ASSETS - 100.0%			$627,728,230

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2020 Quarterly Report	1

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,025,127	$9,082,624
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		2,846,126	44,541,877
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,187,388	12,206,343
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		552,282	6,185,562
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		813,719	8,397,582
ClearBridge Global Infrastructure Income Fund, Class IS Shares		368,426	4,015,848
ClearBridge Small Cap Fund, Class IS Shares		277,242	12,861,264
Martin Currie Emerging Markets Fund, Class IS Shares		2,203,022	24,828,058
QS Global Market Neutral Fund, Class IS Shares		1,708,728	15,549,424
QS International Equity Fund, Class IS Shares		1,904,722	25,123,282
QS Strategic Real Return Fund, Class IS Shares		2,478,322	23,197,098
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,025,535	9,588,749
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		52,224	9,447,380
ClearBridge Appreciation Fund, Class IS Shares		841,001	19,654,184
ClearBridge International Value Fund, Class IS Shares		1,516,034	10,839,642
ClearBridge Large Cap Growth Fund, Class IS Shares		459,927	24,330,155
ClearBridge Mid Cap Fund, Class IS Shares		233,477	7,419,889
ClearBridge Small Cap Growth Fund, Class IS Shares		173,553	5,876,515
QS Global Dividend Fund, Class IS Shares		3,277,769	37,530,459
QS U.S. Large Cap Equity Fund, Class IS Shares		820,132	12,867,867
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,326,104	17,584,139
Western Asset Core Plus Bond Fund, Class IS Shares		3,511,790	41,930,769
Western Asset High Yield Fund, Class IS Shares		2,328,139	16,622,911
Western Asset Macro Opportunities Fund, Class IS Shares		606,305	6,087,299

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $390,495,831)			405,768,920

	RATE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $682,226)	0.185%	682,226	682,226

TOTAL INVESTMENTS - 100.1% (Cost - $391,178,057)			406,451,146
Liabilities in Excess of Other Assets - (0.1)%			(375,476)

TOTAL NET ASSETS - 100.0%			$406,075,670

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	QS Asset Allocation Funds 2020 Quarterly Report

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		659,614	$5,844,177
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		927,180	14,510,359
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		506,540	5,207,234
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		798,896	8,124,777
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		361,199	4,045,427
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		573,664	5,920,211
ClearBridge Global Infrastructure Income Fund, Class IS Shares		235,677	2,568,884
ClearBridge Small Cap Fund, Class IS Shares		103,001	4,778,236
Martin Currie Emerging Markets Fund, Class IS Shares		836,828	9,431,050
QS Global Market Neutral Fund, Class IS Shares		1,102,123	10,029,318
QS International Equity Fund, Class IS Shares		141,685	1,868,825
QS Strategic Real Return Fund, Class IS Shares		1,600,460	14,980,302
QS U.S. Small Capitalization Equity Fund, Class IS Shares		605,769	5,663,940
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		23,551	4,260,341
ClearBridge Appreciation Fund, Class IS Shares		619,244	14,471,724
ClearBridge International Value Fund, Class IS Shares		241,690	1,728,084
ClearBridge Large Cap Growth Fund, Class IS Shares		254,609	13,468,816
ClearBridge Mid Cap Fund, Class IS Shares		117,874	3,746,024
ClearBridge Small Cap Growth Fund, Class IS Shares		110,266	3,733,616
QS Global Dividend Fund, Class IS Shares		2,119,286	24,265,829
QS U.S. Large Cap Equity Fund, Class IS Shares		566,890	8,894,507
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,555,289	33,883,131
Western Asset Core Plus Bond Fund, Class IS Shares		3,946,789	47,124,665
Western Asset High Yield Fund, Class IS Shares		1,981,746	14,149,669
Western Asset Macro Opportunities Fund, Class IS Shares		392,280	3,938,490

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $249,113,897)			266,637,636

RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $250,289)	0.185%	250,289	250,289

TOTAL INVESTMENTS - 99.7% (Cost - $249,364,186)			266,887,925
Other Assets in Excess of Liabilities - 0.3%			796,175

TOTAL NET ASSETS - 100.0%			$267,684,100

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2020 Quarterly Report	3

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		288,170	$2,553,182
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		67,436	1,055,375
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		105,291	1,082,394
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		960,153	9,764,759
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		161,454	1,808,289
ClearBridge Global Infrastructure Income Fund, Class IS Shares		101,113	1,102,134
Martin Currie Emerging Markets Fund, Class IS Shares		117,608	1,325,443
QS Global Market Neutral Fund, Class IS Shares		483,242	4,397,506
QS International Equity Fund, Class IS Shares		15,646	206,372
QS Strategic Real Return Fund, Class IS Shares		719,526	6,734,768
QS U.S. Small Capitalization Equity Fund, Class IS Shares		130,096	1,216,396
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		251,273	5,872,246
ClearBridge International Value Fund, Class IS Shares		26,602	190,201
ClearBridge Large Cap Growth Fund, Class IS Shares		68,850	3,642,172
ClearBridge Small Cap Growth Fund, Class IS Shares		32,913	1,114,448
QS Global Dividend Fund, Class IS Shares		742,127	8,497,359
QS U.S. Large Cap Equity Fund, Class IS Shares		254,922	3,999,730
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,987,068	26,348,514
Western Asset Core Plus Bond Fund, Class IS Shares		2,361,750	28,199,296
Western Asset High Yield Fund, Class IS Shares		1,054,667	7,530,320
Western Asset Macro Opportunities Fund, Class IS Shares		170,895	1,715,784

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $109,196,595)			118,356,688

RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $320,480)	0.185%	320,480	320,480

TOTAL INVESTMENTS - 100.0% (Cost - $109,517,075)			118,677,168
Liabilities in Excess of Other Assets - (0.0)%			(24,805)

TOTAL NET ASSETS - 100.0%			$118,652,363

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	QS Asset Allocation Funds 2020 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

5

Notes to Schedules of Investments (unaudited) (cont’d)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$625,861,109	—	—	$625,861,109
Short-Term Investments†	2,294,364	—	—	2,294,364

Total Investments	$628,155,473	—	—	$628,155,473

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$405,768,920	—	—	$405,768,920
Short-Term Investments†	682,226	—	—	682,226

Total Investments	$406,451,146	—	—	$406,451,146

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$266,637,636	—	—	$266,637,636
Short-Term Investments†	250,289	—	—	250,289

Total Investments	$266,887,925	—	—	$266,887,925

†	See Schedule of Investments for additional detailed categorizations.

6

Notes to Schedules of Investments (unaudited) (cont’d)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$118,356,688	—	—	$118,356,688
Short-Term Investments†	320,480	—	—	320,480

Total Investments	$118,677,168	—	—	$118,677,168

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2020. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2020.

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$18,563,892	$179,871	19,658	$1,820,019	171,700	$19,981	$179,871	$(2,812,557)	$14,111,187
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	92,008,091	2,675,000	151,989	4,968,836	264,864	116,164	—	(14,272,882)	75,441,373
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	31,119,409	—	—	1,969,523	170,947	160,476	—	(4,136,717)	25,013,169
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	11,076,943	61,785	5,642	1,537,848	121,090	(232,848)	61,785	(424,550)	9,176,330
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	6,665,410	—	—	456,458	36,900	(96,457)	—	(608,283)	5,600,669
ClearBridge Global Infrastructure Income Fund, Class IS Shares	7,789,745	34,910	3,403	559,404	46,935	(19,404)	34,910	(1,032,941)	6,232,310
ClearBridge Small Cap Fund, Class IS Shares	40,845,959	785,000	13,877	1,579,293	26,809	95,707	—	(9,357,706)	30,693,960
Martin Currie Emerging Markets Fund, Class IS Shares	60,364,101	805,000	59,104	4,312,634	338,861	77,366	—	(7,394,999)	49,461,468
QS Global Market Neutral Fund, Class IS Shares	24,821,772	940,000	103,070	1,664,723	158,847	(239,723)	—	81,510	24,178,559
QS International Equity Fund, Class IS Shares	70,453,923	7,485,000	466,500	—	—	—	—	(12,858,248)	65,080,675
QS Strategic Real Return Fund, Class IS Shares	44,072,913	—	—	1,255,914	95,580	(455,914)	—	(6,580,888)	36,236,111
QS U.S. Small Capitalization Equity Fund, Class IS Shares	22,125,367	—	—	1,234,526	91,514	(134,526)	—	(3,866,448)	17,024,393
ClearBridge Aggressive Growth Fund, Class IS Shares	19,855,195	—	—	1,411,454	7,122	48,545	—	(1,544,764)	16,898,977
ClearBridge Appreciation Fund, Class IS Shares	43,319,722	—	—	3,501,858	142,645	338,142	—	(4,168,729)	35,649,135
ClearBridge International Value Fund, Class IS Shares	31,237,523	4,300,000	450,734	—	—	—	—	(8,037,788)	27,499,735
ClearBridge Large Cap Growth Fund, Class IS Shares	47,803,032	—	—	3,965,909	91,536	1,249,091	—	(2,743,324)	41,093,799

7

Notes to Schedules of Investments (unaudited) (cont’d)

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Growth Fund (cont’d)		Cost	Shares	Cost	Shares
ClearBridge Mid Cap Fund, Class IS Shares	$32,607,865	—	—	$2,201,699	64,235	$343,300	—	$(5,341,154)	$25,065,012
ClearBridge Small Cap Growth Fund, Class IS Shares	5,217,659	—	—	389,340	10,363	30,660	—	(559,170)	4,269,149
QS Global Dividend Fund, Class IS Shares	67,754,276	$189,186	17,797	1,483,567	113,858	36,434	$189,186	(8,203,516)	58,256,379
QS U.S. Large Cap Equity Fund, Class IS Shares	27,922,261	—	—	2,122,614	120,492	82,386	—	(2,783,951)	23,015,696
Western Asset Core Plus Bond Fund, Class IS Shares	141,270	12,242,557	1,010,240	1,860,878	153,524	(10,877)	82,736	(154,814)	10,368,135
Western Asset High Yield Fund, Class IS Shares	20,054,017	258,739	35,495	1,913,288	234,480	(98,051)	264,607	(2,142,979)	16,256,489
Western Asset Macro Opportunities Fund, Class IS Shares	11,207,834	—	—	989,698	90,466	(134,698)	—	(979,737)	9,238,399

	$737,028,179	$29,957,048		$41,199,483		$1,175,754	$813,095	$(99,924,635)	$625,861,109

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Moderate Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$11,726,962	$115,773	12,653	$950,650	89,684	$14,349	$115,773	$(1,809,461)	$9,082,624
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	55,235,962	2,125,000	120,738	4,433,477	236,326	146,522	—	(8,385,608)	44,541,877
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	15,030,593	475,000	41,850	1,278,807	112,252	116,193	—	(2,020,443)	12,206,343
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	6,964,911	39,622	3,618	495,829	39,092	(80,829)	39,621	(323,142)	6,185,562
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	9,676,481	—	—	343,930	27,714	(78,930)	—	(934,969)	8,397,582
ClearBridge Global Infrastructure Income Fund, Class IS Shares	4,895,670	22,495	2,192	244,315	20,470	(14,315)	22,495	(658,002)	4,015,848
ClearBridge Small Cap Fund, Class IS Shares	17,303,162	655,000	11,579	1,184,263	20,104	60,736	—	(3,912,635)	12,861,264
Martin Currie Emerging Markets Fund, Class IS Shares	29,504,598	785,000	57,635	1,767,464	136,485	(37,464)	—	(3,694,076)	24,828,058
QS Global Market Neutral Fund, Class IS Shares	15,673,721	625,000	68,531	762,711	72,778	(107,711)	—	13,414	15,549,424
QS International Equity Fund, Class IS Shares	24,802,714	5,595,000	350,265	296,802	18,321	(21,802)	—	(4,977,630)	25,123,282
QS Strategic Real Return Fund, Class IS Shares	27,693,445	—	—	188,387	14,337	(68,387)	—	(4,307,960)	23,197,098
QS U.S. Small Capitalization Equity Fund, Class IS Shares	12,343,985	510,000	47,179	1,194,401	88,540	(139,401)	—	(2,070,835)	9,588,749
ClearBridge Aggressive Growth Fund, Class IS Shares	11,381,295	—	—	1,081,384	5,406	48,616	—	(852,531)	9,447,380
ClearBridge Appreciation Fund, Class IS Shares	23,875,736	535,000	21,197	2,364,319	99,554	315,682	—	(2,392,233)	19,654,184
ClearBridge International Value Fund, Class IS Shares	11,353,381	2,690,000	281,971	—	—	—	—	(3,203,739)	10,839,642
ClearBridge Large Cap Growth Fund, Class IS Shares	29,094,790	—	—	2,878,219	68,589	1,046,782	—	(1,886,416)	24,330,155

8

Notes to Schedules of Investments (unaudited) (cont’d)

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Moderate Growth Fund (cont’d)		Cost	Shares	Cost	Shares
ClearBridge Mid Cap Fund, Class IS Shares	$9,910,029	—	—	$844,892	25,744	$175,108	—	$(1,645,248)	$7,419,889
ClearBridge Small Cap Growth Fund, Class IS Shares	7,532,025	—	—	862,677	23,414	67,322	—	(792,833)	5,876,515
QS Global Dividend Fund, Class IS Shares	42,755,830	$1,276,879	102,554	1,250,152	96,080	(15,152)	$121,879	(5,252,098)	37,530,459
QS U.S. Large Cap Equity Fund, Class IS Shares	16,113,027	—	—	1,669,905	95,901	85,095	—	(1,575,255)	12,867,867
Western Asset Core Bond Fund, Class IS Shares	13,251,301	6,147,010	466,410	1,890,809	143,433	(809)	113,900	76,637	17,584,139
Western Asset Core Plus Bond Fund, Class IS Shares	32,065,643	14,866,398	1,227,085	4,323,059	356,617	(33,060)	332,030	(678,213)	41,930,769
Western Asset High Yield Fund, Class IS Shares	29,568,445	264,815	36,281	11,020,793	1,358,567	(2,518)	273,334	(2,189,556)	16,622,911
Western Asset Macro Opportunities Fund, Class IS Shares	7,099,427	—	—	370,429	33,860	(70,429)	—	(641,699)	6,087,299

	$464,853,133	$36,727,992		$41,697,674		$1,405,598	$1,019,032	$(54,114,531)	$405,768,920

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Conservative Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$7,474,188	$74,494	8,141	$540,484	50,988	$(484)	$74,494	$(1,164,021)	$5,844,177
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	18,301,640	1,010,000	57,386	2,099,099	111,527	5,901	—	(2,702,182)	14,510,359
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	6,546,883	295,000	25,991	779,702	67,307	40,298	—	(854,947)	5,207,234
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	8,673,619	119,961	12,142	556,997	53,713	(6,997)	119,961	(111,806)	8,124,777
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	4,560,269	25,604	2,338	329,068	25,972	(39,068)	25,604	(211,378)	4,045,427
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	6,798,503	—	—	217,302	17,510	(42,302)	—	(660,990)	5,920,211
ClearBridge Global Infrastructure Income Fund, Class IS Shares	3,131,759	14,390	1,403	155,409	13,100	9,591	14,390	(421,856)	2,568,884
ClearBridge Small Cap Fund, Class IS Shares	6,544,615	300,000	5,303	616,916	10,388	18,084	—	(1,449,463)	4,778,236
Martin Currie Emerging Markets Fund, Class IS Shares	11,231,261	—	—	396,134	31,792	(16,134)	—	(1,404,077)	9,431,050
QS Global Market Neutral Fund, Class IS Shares	10,108,550	410,000	44,956	498,773	47,593	(78,773)	—	9,541	10,029,318
QS International Equity Fund, Class IS Shares	136,573	2,155,000	133,025	—	—	—	—	(422,748)	1,868,825
QS Strategic Real Return Fund, Class IS Shares	17,865,731	—	—	99,991	7,617	(29,991)	—	(2,785,438)	14,980,302
QS U.S. Small Capitalization Equity Fund, Class IS Shares	7,422,904	355,000	32,840	925,896	68,636	(120,896)	—	(1,188,068)	5,663,940
ClearBridge Aggressive Growth Fund, Class IS Shares	5,259,990	—	—	628,619	3,083	16,381	—	(371,030)	4,260,341
ClearBridge Appreciation Fund, Class IS Shares	17,930,224	700,000	27,734	2,398,418	98,911	221,582	—	(1,760,082)	14,471,724

9

Notes to Schedules of Investments (unaudited) (cont’d)

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Conservative Growth Fund (cont’d)		Cost	Shares	Cost	Shares
ClearBridge International Value Fund, Class IS Shares	$126,065	$2,174,999	227,987	—	—	—	—	$(572,980)	$1,728,084
ClearBridge Large Cap Growth Fund, Class IS Shares	16,207,695	370,000	6,846	$2,166,544	46,655	$473,456	—	(942,335)	13,468,816
ClearBridge Mid Cap Fund, Class IS Shares	5,137,858	—	—	613,565	16,519	41,435	—	(778,269)	3,746,024
ClearBridge Small Cap Growth Fund, Class IS Shares	4,889,826	—	—	674,649	17,606	25,351	—	(481,561)	3,733,616
QS Global Dividend Fund, Class IS Shares	27,403,708	1,118,803	89,432	870,333	66,834	(50,333)	$78,802	(3,386,349)	24,265,829
QS U.S. Large Cap Equity Fund, Class IS Shares	11,117,380	345,000	20,140	1,505,720	85,278	24,280	—	(1,062,153)	8,894,507
Western Asset Core Bond Fund, Class IS Shares	31,324,986	5,395,818	409,433	2,972,637	225,452	7,363	220,243	134,964	33,883,131
Western Asset Core Plus Bond Fund, Class IS Shares	44,330,698	7,612,262	628,614	4,042,844	333,448	(22,844)	374,977	(775,451)	47,124,665
Western Asset High Yield Fund, Class IS Shares	22,351,247	223,421	30,637	6,454,812	808,304	75,364	229,901	(1,970,187)	14,149,669
Western Asset Macro Opportunities Fund, Class IS Shares	4,644,111	—	—	289,755	26,486	(14,755)	—	(415,866)	3,938,490

	$299,520,283	$22,699,752		$29,833,667		$536,509	$1,138,372	$(25,748,732)	$266,637,636

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Defensive Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$3,174,232	$32,603	3,563	$145,472	13,723	$(15,472)	$32,544	$(508,181)	$2,553,182
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	1,300,788	—	—	43,359	2,311	1,641	—	(202,054)	1,055,375
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	1,301,182	—	—	41,713	3,594	3,288	—	(177,075)	1,082,394
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	10,052,317	142,422	14,415	293,716	28,324	(3,716)	142,422	(136,264)	9,764,759
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	1,900,955	11,347	1,036	—	—	—	11,347	(104,013)	1,808,289
ClearBridge Global Infrastructure Income Fund, Class IS Shares	1,321,205	6,174	602	45,651	3,850	4,350	6,174	(179,594)	1,102,134
Martin Currie Emerging Markets Fund, Class IS Shares	1,520,673	—	—	—	—	—	—	(195,230)	1,325,443
QS Global Market Neutral Fund, Class IS Shares	4,236,595	225,000	24,671	46,578	4,445	(6,579)	—	(17,511)	4,397,506
QS International Equity Fund, Class IS Shares	86,118	165,000	10,185	—	—	—	—	(44,746)	206,372
QS Strategic Real Return Fund, Class IS Shares	7,734,976	255,001	23,309	—	—	—	—	(1,255,209)	6,734,768
QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,533,919	—	—	33,474	2,481	(3,474)	—	(284,049)	1,216,396
ClearBridge Appreciation Fund, Class IS Shares	6,555,343	415,000	16,442	435,647	17,589	34,353	—	(662,450)	5,872,246
ClearBridge International Value Fund, Class IS Shares	71,149	180,000	18,868	—	—	—	—	(60,948)	190,201

10

Notes to Schedules of Investments (unaudited) (cont’d)

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Defensive Growth Fund (cont’d)		Cost	Shares	Cost	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares	$3,935,117	$175,000	3,238	$274,582	5,871	$60,419	—	$(193,363)	$3,642,172
ClearBridge Small Cap Growth Fund, Class IS Shares	1,348,999	—	—	90,997	2,364	4,002	—	(143,554)	1,114,448
QS Global Dividend Fund, Class IS Shares	9,195,501	582,595	46,366	101,583	7,797	(1,583)	$27,595	(1,179,154)	8,497,359
QS U.S. Large Cap Equity Fund, Class IS Shares	4,508,420	245,000	14,302	284,830	15,686	170	—	(468,860)	3,999,730
Western Asset Core Bond Fund, Class IS Shares	26,754,036	664,935	50,480	1,164,774	88,699	5,226	168,696	94,317	26,348,514
Western Asset Core Plus Bond Fund, Class IS Shares	29,214,878	711,590	59,031	1,255,911	103,778	(5,911)	221,653	(471,261)	28,199,296
Western Asset High Yield Fund, Class IS Shares	9,122,333	116,102	15,948	698,106	87,495	(10,706)	118,772	(1,010,009)	7,530,320
Western Asset Macro Opportunities Fund, Class IS Shares	1,935,095	—	—	39,332	3,595	667	—	(179,979)	1,715,784

	$126,803,831	$3,927,769		$4,995,725		$66,675	$729,203	$(7,379,187)	$118,356,688

11